Matthews Emerging Markets Equity Active ETF	March 31, 2023

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 92.7%

	Shares	Value

CHINA/HONG KONG: 20.7%
Tencent Holdings, Ltd.	32,100	$1,577,613
AIA Group, Ltd.	77,000	810,712
H World Group, Ltd. ADR[b]	12,053	590,356
Yum China Holdings, Inc.	8,937	566,516
Midea Group Co., Ltd. A Shares	55,400	433,810
JD.com, Inc. A Shares	19,650	430,550
Hong Kong Exchanges & Clearing, Ltd.	9,700	430,263
NARI Technology Co., Ltd. A Shares	99,000	390,822
Alibaba Group Holding, Ltd. ADR[b]	3,722	380,314
CSPC Pharmaceutical Group, Ltd.	274,000	269,464
Innovent Biologics, Inc.[b,c,d]	43,500	194,781
Meituan B Shares[b,c,d]	5,010	91,585

Total China/Hong Kong		6,166,786

INDIA: 14.0%
HDFC Bank, Ltd. ADR	14,536	969,115
ICICI Bank, Ltd. ADR	35,511	766,327
Infosys, Ltd. ADR	40,106	699,449
Kotak Mahindra Bank, Ltd.	21,560	454,601
Dabur India, Ltd.	59,837	396,741
Restaurant Brands Asia, Ltd.[b]	298,243	326,976
PI Industries, Ltd.	8,687	320,304
UltraTech Cement, Ltd.	2,431	225,467

Total India		4,158,980

MEXICO: 10.1%
Prologis Property Mexico SA de CV REIT	280,200	1,011,954
Grupo Financiero Banorte SAB de CV Class O	66,200	556,922
Grupo Aeroportuario del Sureste SAB de CV ADR	1,787	547,662
Becle SAB de CV	175,900	454,460
GCC SAB de CV	55,000	435,133

Total Mexico		3,006,131

BRAZIL: 7.1%
Banco BTG Pactual SA	116,100	449,951
Vale SA ADR	25,889	408,528
Vinci Partners Investments, Ltd. Class A	48,658	395,590
WEG SA	35,800	286,315
Hypera SA	32,800	243,885
Armac Locacao Logistica E Servicos SA	71,700	162,767
Hapvida Participacoes e Investimentos SAb,c,d	313,800	162,153

Total Brazil		2,109,189

VIETNAM: 6.7%
FPT Corp.	366,000	1,233,725
HDBank[b]	483,025	396,243
Military Commercial Joint Stock Bank[b]	467,200	363,351

Total Vietnam		1,993,319

TAIWAN: 6.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	107,000	1,873,093
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	695	64,649

Total Taiwan		1,937,742

UNITED STATES: 5.2%
Applied Materials, Inc.	3,873	475,720
Globant SAb	2,766	453,652

	Shares	Value
Excelerate Energy, Inc. Class A	15,564	$344,587
Freeport-McMoRan, Inc.	6,491	265,547

Total United States		1,539,506

UNITED KINGDOM: 2.7%
Prudential PLC	59,352	808,712

Total United Kingdom		808,712

FRANCE: 2.6%
LVMH Moet Hennessy Louis Vuitton SE	450	412,829
TotalEnergies SE ADR	6,330	373,787

Total France		786,616

AUSTRALIA: 2.6%
Woodside Energy Group, Ltd.	33,937	757,795

Total Australia		757,795

PHILIPPINES: 2.5%
Wilcon Depot, Inc.	781,000	430,976
Ayala Corp.	26,870	321,264

Total Philippines		752,240

SINGAPORE: 2.3%
Capitaland Investment, Ltd.	154,500	427,633
TDCX, Inc. ADR[b]	27,683	246,379

Total Singapore		674,012

INDONESIA: 1.9%
PT Bank Rakyat Indonesia Persero Tbk	1,787,500	563,865

Total Indonesia		563,865

SOUTH KOREA: 1.8%
LG Chem, Ltd.	963	526,678

Total South Korea		526,678

POLAND: 1.6%
Dino Polska SAb,c,d	5,224	474,253

Total Poland		474,253

ZAMBIA: 1.2%
First Quantum Minerals, Ltd.	15,800	362,734

Total Zambia		362,734

KAZAKHSTAN: 1.2%
Kaspi.KZ JSC GDR[d]	4,572	345,186

Total Kazakhstan		345,186

UNITED ARAB EMIRATES: 1.1%
Fertiglobe PLC	302,573	329,555

Total United Arab Emirates		329,555

matthewsasia.com | 800.789.ASIA	1

Matthews Emerging Markets Equity Active ETF	March 31, 2023

Schedule of Investments[a] (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value

THAILAND: 0.9%
Bangkok Dusit Medical Services Public Co., Ltd. F Shares	319,400	$275,546

Total Thailand		275,546

TOTAL COMMON EQUITIES		27,568,845

(Cost $28,101,067)

PREFERRED EQUITIES: 5.3%

SOUTH KOREA: 5.3%
Samsung Electronics Co., Ltd., Pfd.	37,626	1,557,815

Total South Korea		1,557,815

TOTAL PREFERRED EQUITIES		1,557,815

(Cost $1,613,931)

SHORT-TERM INVESTMENT: 1.4%

MONEY MARKET FUNDS: 1.4%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 4.64%[e]	414,919	414,919

(Cost $414,919)

TOTAL INVESTMENTS: 99.4%		29,541,579
(Cost $30,129,917)

CASH AND OTHER ASSETS, LESS LIABILITIES: 0.6%		189,390

NET ASSETS: 100.0%		$29,730,969

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	Non-income producing security.

c

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At March 31, 2023, the aggregate value is $922,772, which is 3.10% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

e	Rate shown is the current yield as of March 31, 2023.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

JSC	Joint Stock Co.

Pfd.	Preferred

REIT	Real Estate Investment Trust

2	MATTHEWS ASIA FUNDS